Trade Accounts Payable - Schedule of Maturity Date Range (Details)	12 Months Ended
Dec. 31, 2024
Bottom of range [Member]
Schedule of Maturity Date Range [Line Items]
Trade Payables under Supplier Financing Agreement (days after the invoice date)	10 days
Comparable Trade Payables (days after the invoice date)	1 day
Top of range [Member]
Schedule of Maturity Date Range [Line Items]
Trade Payables under Supplier Financing Agreement (days after the invoice date)	120 days
Comparable Trade Payables (days after the invoice date)	120 days